Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

25. Share capital

Authorized share capital	2020	2019	2018
Unlimited ordinary shares of no par value	—	—	—

Issued share capital	2020	2019	2018
Ordinary shares of no par value	219,049,877	218,649,877	218,649,877

400,000 ordinary shares were issued at 474 each on April 29, 2020, and acquired by the Group’s newly formed employee benefit trust (EBT). The EBT was established to assist in the administration of the Group’s employee equity based long-term incentive compensation plan (LTIP). While the Group does not have legal ownership of the EBT and the ability of the Group to influence the actions of the EBT is limited by the trust deed, for accounting purposes the EBT is treated as being controlled by the Group, and is therefore consolidated. The EBT has distributed 384,129 shares during the period to satisfy the vesting of LTIP awards during the period. Shares held in the EBT at the period end are included in issued shares. See note 26.

The following table shows changes in share capital for each of the last three years.

		Contingent	Shares held by
	Share	share	employee
	capital	capital	benefit trust	Total
	$'000	$'000	$'000	$'000
At January 1, 2020	596,454	13,500	-	609,954
Share capital issued	2,359	-	(2,359)	-
Shares distributed	-	-	2,265	2,265
Share capital issue costs	-	-	-	-
At December 31, 2020	598,813	13,500	(94)	612,219

		Contingent	Shares held by
	Share	share	employee
	capital	capital	benefit trust	Total
	$'000	$'000	$'000	$'000
At January 1, and December 31, 2019	596,454	13,500	-	609,954

		Contingent	Shares held by
	Share	share	employee
	capital	capital	benefit trust	Total
	$'000	$'000	$'000	$'000
At January 1, 2018	351,249	13,500	-	364,749
Share capital issued	249,983	-		249,983
Share capital issue costs	(4,778)	-	-	(4,778)
At December 31, 2018	596,454	13,500		609,954

The GKC acquisition in 2016 included $15,000,000 of contingent equity consideration. In calculating the fair value of the contingent consideration a discount of 10% was applied for non-performance risk, hence the contingent equity consideration is valued at $13,500,000 at acquisition. 2,461,682 ordinary shares will be issued only after GKC’s investment funds contribute more than $100 million in performance fee income (and, in certain instances, fee income from new funds or other capital provision income) to Burford. If the $100 million income target is not achieved, no contingent consideration is payable.